AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2020

File No. 2-66437

File No. 811-2993

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 76	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 69	☒

EDWARD JONES MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices, Zip Code)

(314) 515-5242

(Registrant’s Telephone Number, including Area Code)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 76 to Registration Statement No. 2-66437 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tempe and the State of Arizona on the 17th day of July, 2020.

EDWARD JONES MONEY MARKET FUND

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Julius A. Drelick III	President	July 17, 2020
Julius A. Drelick III

/s/ Aaron J. Masek	Treasurer	July 17, 2020
Aaron J. Masek

*	Trustee	July 17, 2020
Lena Haas

*	Trustee	July 17, 2020
David D. Sylvester

*	Trustee	July 17, 2020
Maureen Leary-Jago

*	Trustee	July 17, 2020
Timothy Jacoby

* By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase